TAXATION - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Total deferred tax assets	$ 7,529	$ 4,622
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	(2,672)
Deferred tax assets	4,857	4,622
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	2,672
Deferred tax liabilities	(11,626)	(7,547)
Net deferred tax assets / (liabilities)	(6,769)	(2,925)	$ 30,102	$ 19,804
Tax losses carried forward
TAXATION
Total deferred tax assets	4,324	4,362
Net deferred tax assets / (liabilities)	4,324	4,362	23,592	19,292
Share-based payments
TAXATION
Total deferred tax assets	2,672
Net deferred tax assets / (liabilities)	2,672
Property, plant and equipment and intangible assets
TAXATION
Total deferred tax assets	533	260
Property, plant and equipment.
TAXATION
Deferred tax liabilities	(14,298)	(7,547)
Net deferred tax assets / (liabilities)	$ (13,765)	$ (7,287)	$ 5,806	$ (192)